Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Additional Information (Detail) $ in Millions											12 Months Ended
	Dec. 30, 2024 USD ($)	Dec. 02, 2024 USD ($) T	Nov. 01, 2024 USD ($)	Sep. 10, 2024 USD ($) T	Sep. 03, 2024 USD ($) T	Aug. 05, 2024 USD ($)	Feb. 29, 2024	Jan. 30, 2023 USD ($) t	Oct. 25, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2023 USD ($)	May 11, 2023 USD ($)	Jul. 11, 2022 USD ($)
Disclosure of operating segments [line items]
Goodwill											$ 7,538	$ 7,441	$ 7,674
Current liabilities												6,092	6,786
Percentage of internal and external revenues							10.00%
Percentage of combined net profit or loss							10.00%
Percentage of combined assets in operating segments							10.00%
Percentage of threshold of individual operating segment							10.00%
Percentage of entitys revenue							75.00%
Non-current liabilities												8,730	$ 9,531
Neoris N.V. [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture									34.80%
Pro Stein [Member]
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired																53.00%
Consideration transferred																$ 21
Current liabilities	$ 8
Percentage of ownership interest sold	47.00%
Non-current liabilities	$ 10
Pro Stein [Member] | 2025 [member]
Disclosure of operating segments [line items]
Percentage of ownership interest sold	21.00%
Pro Stein [Member] | 2026 [Member]
Disclosure of operating segments [line items]
Percentage of ownership interest sold	26.00%
Atlantic Minerals Limited [Member]
Disclosure of operating segments [line items]
Consideration transferred															$ 75
Kiesel [member]
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired														100.00%
Consideration transferred														$ 13
Goodwill														$ 5
SHTANG Recycle LTD [Member]
Disclosure of operating segments [line items]
Goodwill								$ 3
Consideration, on sale of operations								$ 13
Percentage of ownership interest sold								51.00%
Number of tons of waste | t								600,000
Heim Group [member]
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired					51.00%
Consideration transferred					$ 4
Goodwill												$ 5
Process of material number of ton per year | T					400,000
CEMEX Holdings Philippines Inc [member]
Disclosure of operating segments [line items]
Consideration transferred		$ 798
Process of material number of ton per year | T		5,700,000
Number of land distribution centers | T		18
Loss Sale Of Operation		$ 119
Goodwill cancellation		$ 79
Discontinued operations [member] | Neoris N.V. [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations			$ 215						$ 119
Percentage of ownership interest sold			34.80%						65.00%
Discontinued operations [member] | Guatemala [member]
Disclosure of operating segments [line items]
Proceeds from divestiture				$ 163
Consideration, on sale of operations				$ 212
Process of material number of ton per year | T				600,000
Discontinued operations [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Consideration, on sale of operations						$ 950
Discontinued operations [member] | Neoris [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture			$ 139						$ 117
Costa Rica and El Salvador [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations										$ 325
Gains (losses) on exchange differences on translation of foreign operations, net of tax											$ 240